Note 3 - Investment Securities (Details) - Investment Securities Available for Sale $ in Thousands	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Continuous loss position less than twelve months:
Number of investment positions, continuous loss position less than 12 months	48	20
Fair value, continuous loss position less than 12 months	$ 32,157	$ 10,731
Gross unrealized losses, continuous loss position less than 12 months	$ 298	$ 51
Continuous loss position more than twelve months:
Number of investment positions, continuous loss position more than 12 months	19	31
Fair value, continuous loss position more than 12 months	$ 14,325	$ 25,024
Gross unrealized losses, continuous loss position more than 12 months	$ 221	$ 304
Total securities available for sale	67	51
Total securities available for sale	$ 46,482	$ 35,755
Total securities available for sale	$ 519	$ 355
US Government Agencies Debt Securities [Member]
Continuous loss position less than twelve months:
Number of investment positions, continuous loss position less than 12 months	9	2
Fair value, continuous loss position less than 12 months	$ 7,696	$ 1,198
Gross unrealized losses, continuous loss position less than 12 months	$ 53	$ 2
Continuous loss position more than twelve months:
Number of investment positions, continuous loss position more than 12 months	1	7
Fair value, continuous loss position more than 12 months	$ 999	$ 7,586
Gross unrealized losses, continuous loss position more than 12 months	$ 3	$ 47
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Continuous loss position less than twelve months:
Number of investment positions, continuous loss position less than 12 months	22	7
Fair value, continuous loss position less than 12 months	$ 17,893	$ 5,925
Gross unrealized losses, continuous loss position less than 12 months	$ 150	$ 21
Continuous loss position more than twelve months:
Number of investment positions, continuous loss position more than 12 months	4	6
Fair value, continuous loss position more than 12 months	$ 4,426	$ 5,986
Gross unrealized losses, continuous loss position more than 12 months	$ 53	$ 58
Municipal Notes [Member]
Continuous loss position less than twelve months:
Number of investment positions, continuous loss position less than 12 months	17	9
Fair value, continuous loss position less than 12 months	$ 6,568	$ 2,291
Gross unrealized losses, continuous loss position less than 12 months	$ 95	$ 8
Continuous loss position more than twelve months:
Number of investment positions, continuous loss position more than 12 months	5	9
Fair value, continuous loss position more than 12 months	$ 2,306	$ 4,146
Gross unrealized losses, continuous loss position more than 12 months	$ 84	$ 70
Agency Collateralized Mortgage Obligations [Member]
Continuous loss position less than twelve months:
Number of investment positions, continuous loss position less than 12 months		2
Fair value, continuous loss position less than 12 months		$ 1,317
Gross unrealized losses, continuous loss position less than 12 months		$ 21
Continuous loss position more than twelve months:
Number of investment positions, continuous loss position more than 12 months	9	9
Fair value, continuous loss position more than 12 months	$ 6,594	$ 7,306
Gross unrealized losses, continuous loss position more than 12 months	$ 81	$ 129